T. ROWE PRICE INTERNATIONAL EQUITY ETF

July 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.8%
Common Stocks 0.8%
MercadoLibre (USD) (1)	214	357
Tenaris	17,761	282
Total Argentina (Cost $614)		639
AUSTRALIA 3.8%
Common Stocks 3.8%
Aristocrat Leisure	8,261	294
BHP Group, Class DI (GBP)	19,617	542
Brambles	34,442	351
Coles Group	23,383	277
Downer EDI	106,011	346
National Australia Bank	19,141	483
Northern Star Resources	24,997	232
Qantas Airways (1)	38,054	161
Telstra Group	75,300	195
Westpac Banking	17,954	351
Total Australia (Cost $3,022)		3,232
AUSTRIA 2.0%
Common Stocks 2.0%
BAWAG Group	13,323	973
Erste Group Bank	8,708	453
OMV	5,898	247
Total Austria (Cost $1,335)		1,673
BRAZIL 0.2%
Common Stocks 0.2%
B3 SA - Brasil Bolsa Balcao	108,700	209
Total Brazil (Cost $218)		209
CANADA 1.2%
Common Stocks 1.2%
National Bank of Canada	4,000	335
Nutrien	6,952	356
Sun Life Financial	5,900	293
Total Canada (Cost $1,037)		984
CHINA 0.3%
Common Stocks 0.3%
Alibaba Group Holding, ADR (USD)	3,032	239
Total China (Cost $269)		239
DENMARK 3.4%
Common Stocks 3.4%
Genmab (1)	454	128

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Novo Nordisk, Class B	20,838	2,761
Total Denmark (Cost $1,927)		2,889
FINLAND 0.4%
Common Stocks 0.4%
Sampo, Class A	7,238	317
Total Finland (Cost $292)		317
FRANCE 13.1%
Common Stocks 13.1%
Airbus	6,185	936
ArcelorMittal	16,335	372
AXA	27,865	978
BNP Paribas	6,104	418
Cie de Saint-Gobain	3,290	282
Dassault Aviation	1,988	400
Edenred	4,331	180
Engie	26,833	422
Eurofins Scientific	6,074	360
Euronext	3,477	352
Legrand	3,047	329
LVMH Moet Hennessy Louis Vuitton	894	631
Pluxee (1)	8,226	193
Safran	1,693	372
Sanofi	10,971	1,131
Sartorius Stedim Biotech	3,177	634
Schneider Electric	848	204
SEB	1,300	130
Thales	1,756	279
TotalEnergies	25,540	1,723
Ubisoft Entertainment (1)	8,745	180
Vinci	4,637	529
Total France (Cost $11,189)		11,035
GERMANY 7.4%
Common Stocks 7.4%
adidas	685	172
Allianz	2,883	812
BASF	5,017	233
Covestro (1)	6,897	406
Daimler Truck Holding	4,883	188
Deutsche Telekom	31,578	826
DHL Group	13,091	584
E.ON	19,904	279
Fresenius SE & KGaA (1)	3,367	121
Heidelberg Materials	4,683	488
Infineon Technologies	9,451	328
KION Group	3,042	120

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Mercedes-Benz Group	2,236	148
SAP	2,898	613
Siemens	5,106	935
Total Germany (Cost $5,752)		6,253
HONG KONG 2.6%
Common Stocks 2.6%
AIA Group	161,600	1,081
Galaxy Entertainment Group	86,000	362
HKT Trust & HKT	135,000	163
Hong Kong Exchanges & Clearing	6,200	183
Sands China (1)	72,000	135
Techtronic Industries	22,000	282
Total Hong Kong (Cost $2,965)		2,206
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank	7,430	381
Total Hungary (Cost $277)		381
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	9,194	268
Total India (Cost $220)		268
IRELAND 0.3%
Common Stocks 0.3%
Kingspan Group	2,270	212
Total Ireland (Cost $204)		212
ITALY 5.0%
Common Stocks 5.0%
Davide Campari-Milano	70,811	639
Enel	95,243	680
Ferrari	811	334
Intesa Sanpaolo	175,933	714
Leonardo	11,357	271
Stellantis	29,280	488
UniCredit	26,181	1,075
Total Italy (Cost $3,898)		4,201
JAPAN 20.6%
Common Stocks 20.6%
Asahi Group Holdings	12,100	446
Chugai Pharmaceutical	5,400	236
Daiwa Securities Group	20,100	166
Fast Retailing	1,900	524
Fujitsu	20,700	376

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Hikari Tsushin	1,400	262
Hitachi	37,500	810
Hoshizaki	18,800	592
Isetan Mitsukoshi Holdings (2)	12,600	251
Kao	8,200	359
Keyence	1,300	568
MatsukiyoCocokara	21,900	357
Mitsubishi Chemical Group	47,500	281
Mitsubishi Electric (2)	23,300	388
Mitsubishi Estate	21,700	370
Mitsubishi UFJ Financial Group	94,600	1,093
Mitsui	12,600	292
Mitsui Fudosan	58,800	609
Mizuho Financial Group	12,500	286
Nippon Sanso Holdings	13,200	431
Nippon Steel	22,800	495
Nippon Telegraph & Telephone	353,900	377
Nomura Real Estate Holdings	10,100	282
ORIX	28,000	677
Otsuka Holdings	7,100	362
Panasonic Holdings	32,300	265
Recruit Holdings	6,500	373
Resona Holdings (2)	40,700	292
Sega Sammy Holdings	11,300	183
Seven & i Holdings	45,000	539
Shiseido	5,100	159
Sompo Holdings	25,800	588
Sony Group	3,700	329
Stanley Electric	11,100	218
SUMCO (2)	19,300	317
Sumitomo	17,700	440
Suntory Beverage & Food	11,300	406
Taiheiyo Cement	11,100	303
Takeda Pharmaceutical	15,900	446
Tokyo Electron	3,700	774
Toyota Motor	40,800	784
Total Japan (Cost $15,326)		17,306
LUXEMBOURG 0.3%
Common Stocks 0.3%
CVC Capital Partners (1)	13,903	261
Total Luxembourg (Cost $208)		261
NETHERLANDS 7.7%
Common Stocks 7.7%
AerCap Holdings (USD)	3,830	360
Akzo Nobel	3,940	244

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ASML Holding	2,051	1,910
BE Semiconductor Industries (2)	3,077	396
Heineken	6,756	599
ING Groep	51,548	936
Koninklijke Ahold Delhaize	5,232	168
Koninklijke KPN	72,484	286
Koninklijke Philips (1)	23,665	665
NN Group	4,556	229
Prosus	11,272	393
Universal Music Group	11,043	263
Total Netherlands (Cost $5,585)		6,449
NORWAY 0.4%
Common Stocks 0.4%
Equinor	14,192	376
Total Norway (Cost $369)		376
PORTUGAL 1.2%
Common Stocks 1.2%
Galp Energia SGPS	35,776	752
Jeronimo Martins	13,251	232
Total Portugal (Cost $803)		984
SINGAPORE 1.1%
Common Stocks 1.1%
DBS Group Holdings	12,650	347
United Overseas Bank	22,593	548
Total Singapore (Cost $764)		895
SOUTH KOREA 0.7%
Common Stocks 0.7%
Samsung Electronics	9,302	574
Total South Korea (Cost $536)		574
SPAIN 1.6%
Common Stocks 1.6%
Amadeus IT Group, Class A	12,437	819
Banco Santander	97,849	472
Iberdrola	1,085	14
Total Spain (Cost $1,287)		1,305
SWEDEN 2.2%
Common Stocks 2.2%
Assa Abloy, Class B	12,613	384
Boliden	5,078	155
Essity Aktiebolag, Class B	6,780	191
Hexagon, Class B	28,122	287
Sandvik	11,885	243

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Swedbank, Class A	13,037	277
Telefonaktiebolaget LM Ericsson, Class B	46,868	322
Total Sweden (Cost $1,654)		1,859
SWITZERLAND 4.5%
Common Stocks 4.5%
Cie Financiere Richemont, Class A	1,656	252
Julius Baer Group	3,859	211
Nestle	7,511	761
Novartis	6,663	744
Roche Holding	3,730	1,208
Sonova Holding	1,896	581
Total Switzerland (Cost $3,709)		3,757
TAIWAN 0.9%
Common Stocks 0.9%
Taiwan Semiconductor Manufacturing	26,000	758
Total Taiwan (Cost $486)		758
UNITED KINGDOM 16.7%
Common Stocks 16.7%
3i Group	7,544	303
Amcor (AUD)	12,930	137
AstraZeneca, ADR (USD)	25,110	1,987
Auto Trader Group	30,982	325
Barclays	238,964	715
BP	136,988	810
BT Group (2)	237,720	431
Bunzl	10,371	435
Compass Group	8,433	260
Glencore	60,021	333
GSK, ADR (USD) (2)	11,541	447
HSBC Holdings	111,188	1,011
Imperial Brands	31,631	872
Informa	41,576	465
Intermediate Capital Group	12,815	362
National Grid	20,404	259
Prudential	28,622	258
Rentokil Initial	47,803	292
Rolls-Royce Holdings (1)	205,151	1,188
Shell	13,370	487
Smiths Group	12,730	292
SSE	10,848	263
Taylor Wimpey	186,549	382
Unilever	21,007	1,291
Wise, Class A (1)	22,053	203

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
WPP	25,286	244
Total United Kingdom (Cost $11,835)		14,052
UNITED STATES 0.5%
Common Stocks 0.5%
CRH (GBP)	4,920	418
Total United States (Cost $296)		418
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 5.26% (3)	150,534	151
Total Short-Term Investments (Cost $151)		151
SECURITIES LENDING COLLATERAL 2.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4)	1,941,140	1,941
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		1,941
Total Securities Lending Collateral (Cost $1,941)		1,941
Total Investments 102.2% of Net Assets (Cost $78,169)		$85,824
Other Assets Less Liabilities (2.2)%		(1,840)
Net Assets 100.0%		$83,984

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at July 31, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
AUD	Australian Dollar
GBP	British Pound
USD	U.S. Dollar
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/23	Purchase Cost	Sales Cost	Value 7/31/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$1,941
	Total			$1,941^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,941.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,658	$80,074	$—	$83,732
Short-Term Investments	151	—	—	151
Securities Lending Collateral	1,941	—	—	1,941
Total	$5,750	$80,074	$—	$85,824
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and

T. ROWE PRICE INTERNATIONAL EQUITY ETF

disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1076-054Q3
07/24